Segment reporting	9 Months Ended
Sep. 30, 2023
Segment reporting [Abstract]
Segment reporting
Note 3 – Segment reporting

DHT’s primary business is owning and operating a fleet of crude oil tankers, with a secondary activity of providing technical management services. Management organizes and manages the entity as one segment based upon the magnitude of services provided. The Company’s Chief Operating Decision Maker (“CODM”), being the President & Chief Executive Officer, reviews the Company’s operating results on a consolidated basis as one operating segment as defined in IFRS 8 Operating Segments.
The below table details the Company’s total revenues:
$ in thousands	Q3 2023	Q3 2022	9M 2023	9M 2022
Time charter revenues[1]	17,859	19,884	58,339	57,208
Voyage charter revenues	112,464	88,343	355,444	226,651
Shipping revenues	130,322	108,227	413,783	283,860
Other revenues[2]	1,243	1,711	3,397	2,392
Total revenues	131,565	109,938	417,180	286,251
[1] Time charter revenues is presented in accordance with IFRS 16 Leases, while the portion of time charter revenues related to technical management services, equaling $4.3 million in the third quarter of 2023, $4.7 million in the third quarter of 2022, $15.1 million in the first nine months of 2023 and $14.2 million in the first nine months of 2022 is recognized in accordance with IFRS 15 Revenue from Contracts with Customers.
[2] Other revenues mainly relate to technical management services provided.
As of September 30, 2023, the Company had 24 vessels in operation; four vessels were on time charters and 20 vessels operating in the spot market.
Information about major customers:
For the period from July 1, 2023, to September 30, 2023, five customers represented $34.3 million, $17.8 million, $13.1 million, $10.0 million, and $8.4 million, respectively, of the Company’s shipping revenues. The five customers in aggregate represented $83.6 million, equal to 64 percent of the shipping revenues of $130.3 million for the period from July 1, 2023, to September 30, 2023.
For the period from January 1, 2023, to September 30, 2023, five customers represented $64.9 million, $60.8 million, $59.9 million, $38.2 million, and $29.4 million, respectively, of the Company’s total revenues. The five customers in aggregate represented $253.3 million, equal to 61 percent of the total revenue of $413.8 million for the period from January 1, 2023, to September 30, 2023.
For the period from July 1, 2022, to September 30, 2022, five customers represented $13.5 million, $12.8 million, $10.9 million, $10.9 million, and $6.5 million, respectively, of the Company’s total revenues. The five customers in aggregate represented $54.6 million, equal to 50 percent of the total revenue of $108.2 million for the period from July 1, 2022, to September 30, 2022.
For the period from January 1, 2022, to September 30, 2022, five customers represented $42.4 million, $39.0 million, $23.5 million, $19.1 million, and $17.1 million, respectively, of the Company’s total revenues. The five customers in aggregate represented $141.1 million, equal to 50 percent of the total revenue of $283.9 million for the period from January 1, 2022, to September 30, 2022.